Staff Cost - Summary of Staff Costs Recognized in the Statement of Profit and Loss (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of employee compensation costs [line items]
Total costs	€ 90,889	€ 51,307	€ 31,107
Research and development expenses [member]
Disclosure of employee compensation costs [line items]
Total costs	61,890	34,146	21,845
General and administrative expense [member]
Disclosure of employee compensation costs [line items]
Total costs	€ 28,999	€ 17,161	€ 9,262